Quarterly Financial Data (Unaudited) - Quarterly Results of Operations for the Four Quarters (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 19,180	$ 18,980	$ 18,286	$ 17,934	$ 18,315	$ 17,930	$ 17,749	$ 17,820	$ 18,263	$ 18,027	$ 18,166	$ 17,905	$ 74,380	$ 71,814	$ 72,361
Net interest income	16,783	16,554	15,849	15,426	15,704	15,263	15,001	14,967	15,079	14,628	14,590	13,957	64,612	60,935	58,254
Provision for loan losses	134	87	28	249	15	738	755	669	2,655	2,407	2,210	2,256
Earnings before income taxes	8,888	8,772	8,503	6,924	6,514	7,115	6,684	4,862	4,267	5,643	5,122	4,631	33,087	25,175	19,663
Net earnings	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 20,777	$ 15,869	$ 12,148
Basic earnings per common share	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 2.75	$ 2.12	$ 1.65
Diluted earnings per common share	$ 0.81	$ 0.71	$ 0.68	$ 0.55	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 2.75	$ 2.12	$ 1.65